Acquisitions (Tables)	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Schedule of fair value of acquired properties

September 30, 2016
(in thousands)
Cash consideration	$32,979
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties	15,374
Unproved oil and natural gas properties	18,071
Total fair value of oil and natural gas properties acquired	33,445
Revenue Suspense	(400)
Asset retirement obligation	(66)
Total fair value of net assets acquired	$32,979